Offerings - Offering: 1	Oct. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	999,750
Proposed Maximum Offering Price per Unit	13.94
Maximum Aggregate Offering Price	$ 13,936,515.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,924.63
Offering Note	Estimated solely for the purpose of determining the amount of registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low selling prices of the Company’s ordinary shares as reported on the Nasdaq Capital Market on November 10, 2025.